UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO        November 14, 2011

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  56

Form 13F Information Table Value Total:                  107,393
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 09-30-2011

                               TITLE OF             VALUE    SHRS/   SHR/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS     CUSIP    (x$1000) PRN AMT   PRN  CALL DISCRTN MGRS   SOLE    SHARED NONE
______________                 _______   _____     _______  _______   ___ ___  _______ _____  ______  ______ ____
1ST UNITED BANCORP INC FLA     COM       33740N105     870  176,560  SH        SOLE           176,560
AMERIS BANCORP                 COM       03076K108     607   69,688  SH        SOLE            69,688
ANCHOR BANCORP WA              COM       032838104   1,353  217,831  SH        SOLE           217,831
BANCORPSOUTH INC               COM       059692103     219   24,900  SH        SOLE            24,900
BANK COMM HLDGS                COM       06424J103   1,257  386,920  SH        SOLE           386,920
BANK OF AMERICA CORPORATION    COM       060505104   1,025  167,500  SH        SOLE           167,500
BANK OF MARIN BANCORP          COM       063425102   2,920   88,388  SH        SOLE            88,388
BANK OF THE OZARKS INC         COM       063904106   1,044   49,900  SH        SOLE            49,900
BANNER CORP                    COM NEW   06652V208   2,158  168,742  SH        SOLE           168,742
CAPITAL ONE FINL CORP          COM       14040H105   1,189   30,000  SH        SOLE            30,000
CAROLINA BK HLDGS INC GREENS   COM       143785103     329  139,910  SH        SOLE           139,910
CENTER FINL CORP CALIF         COM       15146E102   2,985  636,515  SH        SOLE           636,515
CHARTER FINL CORP WEST PT GA   COM       16122M100   1,612  171,839  SH        SOLE           171,839
CITIGROUP INC                  COM NEW   172967424   1,158   45,190  SH        SOLE            45,190
CITIZENS REPUBLIC BANCORP IN   COM NEW   174420307   4,764  688,388  SH        SOLE           688,388
CITIZENS SOUTH BKG CP DEL      COM       176682102   1,173  282,583  SH        SOLE           282,583
COMERICA INC                   COM       200340107   5,243  228,237  SH        SOLE           228,237
COMMERCE BANCSHARES INC        COM       200525103     733   21,100  SH        SOLE            21,100
COMMUNITY WEST BANCSHARES      COM       204157101     664  292,469  SH        SOLE           292,469
CVB FINL CORP                  COM       126600105     757   98,400  SH        SOLE            98,400
ENTERPRISE FINL SVCS CORP      COM       293712105   2,047  150,600  SH        SOLE           150,600
EVANS BANCORP INC              COM       29911Q208     822   74,700  SH        SOLE            74,700
FIDELITY SOUTHERN CORP NEW     COM       316394105   1,942  300,200  SH        SOLE           300,200
FIFTH THIRD BANCORP            COM       316773100   6,845  677,700  SH        SOLE           677,700
FIRST CMNTY BANCSHARES INC N   COM       31983A103   1,963  192,419  SH        SOLE           192,419
FIRST FINL BANCORP OH          COM       320209109   4,707  341,086  SH        SOLE           341,086
FIRST MERCHANTS CORP           COM       320817109   3,094  438,849  SH        SOLE           438,849
FIRST MIDWEST BANCORP DEL      COM       320867104   2,185  298,500  SH        SOLE           298,500
FIRST PACTRUST BANCORP INC     COM       33589V101     848   74,835  SH        SOLE            74,835
FIRST SEC GROUP INC            COM       336312103      44   21,180  SH        SOLE            21,180
HERITAGE FINL CORP WASH        COM       42722X106   2,551  231,074  SH        SOLE           231,074
HERITAGE OAKS BANCORP          COM       42724R107     599  181,491  SH        SOLE           181,491
HOME BANCORP INC               COM       43689E107   1,134   78,300  SH        SOLE            78,300
INDIANA COMMUNITY BANCORP      COM       454674102   2,315  156,391  SH        SOLE           156,391
JPMORGAN CHASE & CO            COM       46625H100   4,795  159,200  SH        SOLE           159,200
MERCANTILE BANK CORP           COM       587376104   1,599  205,250  SH        SOLE           205,250
MERIDIAN INTERSTAT BANCORP I   COM       58964Q104   2,948  270,200  SH        SOLE           270,200
NORTH VALLEY BANCORP           COM NEW   66304M204   2,226  238,090  SH        SOLE           238,090
PACIFIC CONTINENTAL CORP       COM       69412V108   1,190  167,800  SH        SOLE           167,800
PARK STERLING CORP             COM       70086Y105     791  231,200  SH        SOLE           231,200
PNC FINL SVCS GROUP INC        COM       693475105   3,590   74,500  SH        SOLE            74,500
PORTER BANCORP INC             COM       736233107   1,860  485,537  SH        SOLE           485,537
PREFERRED BK LOS ANGELES CA    COM NEW   740367404   2,471  311,215  SH        SOLE           311,215
RENASANT CORP                  COM       75970E107   1,591  125,000  SH        SOLE           125,000
RIVERVIEW BANCORP INC          COM       769397100   1,195  497,800  SH        SOLE           497,800
SIMMONS 1ST NATL CORP          CL A$1PAR 828730200     427   19,700  SH        SOLE            19,700
SOUTHERN CMNTY FINL CORP       COM       842632101     409  355,532  SH        SOLE           355,532
SOUTHWEST BANCORP INC OKLA     COM       844767103     891  211,035  SH        SOLE           211,035
STATE BK FINL CORP             COM       856190103   1,445  114,500  SH        SOLE           114,500
STERLING BANCORP               COM       859158107   2,342  322,600  SH        SOLE           322,600
TENNESSEE COMMERCE BANCORP I   COM       88043P108     263  286,261  SH        SOLE           286,261
TFS FINL CORP                  COM       87240R107   3,240  398,500  SH        SOLE           398,500
TOWER FINANCIAL CORP           COM       891769101   1,455  200,717  SH        SOLE           200,717
WELLS FARGO & CO NEW           COM       949746101   6,455  267,600  SH        SOLE           267,600
WILSHIRE BANCORP INC           COM       97186T108   1,159  423,100  SH        SOLE           423,100
WINTRUST FINANCIAL CORP        COM       97650W108   1,895   73,422  SH        SOLE            73,422